Business Combinations (Tables)	12 Months Ended
Jan. 31, 2021
Business Combinations [Abstract]
Schedule of Purchase Price Allocation
The following table sets forth the components and the final allocation of the purchase price for our acquisition of WebintPro, including adjustments identified subsequent to the valuation date, none of which were material:

(in thousands)	Amount
Components of Purchase Price:
Cash	$18,843
Fair value of contingent consideration	7,023
Other purchase price adjustments	(1,761)
Total purchase price	$24,105

Allocation of Purchase Price:
Net tangible assets (liabilities):
Accounts receivable	$2,160
Other current assets, including cash acquired	7,921
Other assets	2,757
Current and other liabilities	(3,220)
Contract liabilities—current and long-term	(554)
Deferred income taxes	(1,342)
Net tangible assets	7,722
Identifiable intangible assets:
Customer relationships	1,452
Developed technology	1,360
Trademarks and trade names	367
Non-compete agreements	1,307
Total identifiable intangible assets	4,486
Goodwill	11,897
Total purchase price allocation	$24,105